Quarterly portfolio holdings
John Hancock
Preferred Income Fund III
Closed-end fixed income
April 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 4-30-26 (unaudited)
	Shares	Value
Preferred securities (A) 89.1% (55.4% of Total investments)		$402,631,279
(Cost $430,624,353)
Communication services 3.6%		16,334,319
Wireless telecommunication services 3.6%
Array Digital Infrastructure, Inc., 5.500%	38,150	692,804
Array Digital Infrastructure, Inc., 6.250%	57,420	1,151,845
Telephone & Data Systems, Inc., 6.000%	469,125	9,237,071
T-Mobile USA, Inc., 6.250% (B)(C)	210,525	5,252,599
Consumer discretionary 0.4%		1,753,500
Household durables 0.4%
Whirlpool Corp., 8.500%	42,000	1,753,500
Energy 0.5%		2,216,208
Oil, gas and consumable fuels 0.5%
NGL Energy Partners LP, 11.138% (3 month CME Term SOFR + 7.475%) (D)	87,875	2,216,208
Financials 60.3%		272,603,663
Banks 26.9%
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	92,250	2,365,290
Bank of America Corp., 5.000% (C)	142,300	2,921,419
Bank of America Corp., 6.450% (C)	127,225	3,283,677
Bank of America Corp., 7.250% (C)	9,500	11,616,307
Bank of Hawaii Corp., 8.000% (C)	83,000	2,195,350
Citigroup Capital XIII, 10.295% (3 month CME Term SOFR + 6.632%) (C)(D)	194,800	5,725,172
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	98,750	2,489,488
Citizens Financial Group, Inc., 7.375%	271,975	7,057,751
Fifth Third Bancorp, 6.000% (C)	171,195	4,041,914
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%) (C)	188,925	4,876,154
First Busey Corp., 8.250%	86,000	2,223,960
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%)	139,425	3,512,116
First Horizon Corp., 6.750%	188,850	4,730,693
Fulton Financial Corp., 5.125% (C)	145,725	2,695,913
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	165,150	4,227,840
KeyCorp, 5.650%	208,259	4,475,486
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%) (C)	43,900	1,098,378
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	101,375	2,553,636
M&T Bank Corp., 6.350%	163,475	4,098,318
M&T Bank Corp., 7.500%	214,100	5,692,919
Pinnacle Financial Partners, Inc., 7.277% (3 month CME Term SOFR + 3.614%) (D)	41,375	1,062,510
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	192,300	5,038,260
Regions Financial Corp., 4.450% (C)	33,534	560,688
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	181,025	4,659,584
Truist Financial Corp., 4.750% (C)	191,300	3,592,614
U.S. Bancorp, 5.500% (C)	44,250	977,925
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (C)	79,725	2,109,524
Wells Fargo & Company, 7.500% (B)(C)	11,000	13,098,910
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	172,650	4,440,558
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	154,550	4,094,030
Capital markets 10.1%
Affiliated Managers Group, Inc., 6.750% (C)	282,125	6,759,715
Brookfield Finance, Inc., 4.625% (C)	211,375	3,269,971
Carlyle Finance LLC, 4.625% (C)	84,929	1,486,258
KKR & Company, Inc., 6.250% (C)	83,000	3,683,540
Morgan Stanley, 6.375% (C)	170,000	4,268,700
Morgan Stanley, 6.500% (C)	169,075	4,272,525
Morgan Stanley, 6.625% (C)	107,475	2,747,061
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley, 6.875% (C)	148,425	$3,747,731
Morgan Stanley, 7.125% (C)	264,203	6,705,472
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%) (C)	91,801	2,343,680
TPG Operating Group II LP, 6.950% (C)	261,675	6,528,791
Consumer finance 1.9%
Navient Corp., 6.000%	234,238	4,321,691
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (C)	168,350	4,427,605
Financial services 3.4%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (C)	106,959	2,748,846
Corebridge Financial, Inc., 6.375% (C)	134,901	3,230,879
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	936,000
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%) (C)	79,853	2,081,768
KKR Group Finance Company IX LLC, 4.625% (B)(C)	334,149	5,673,850
National Rural Utilities Cooperative Finance Corp., 5.500% (C)	29,708	715,072
Insurance 18.0%
AEGON Funding Company LLC, 5.100% (C)	347,450	6,761,377
American Financial Group, Inc., 5.125% (C)	162,725	3,062,485
American National Group, Inc., 7.375% (C)	240,700	5,966,953
Aspen Insurance Holdings, Ltd., 7.000% (C)	114,425	2,827,442
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month CME Term SOFR + 4.515%) (B)(C)	350,000	8,522,500
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(C)	393,900	10,064,145
Brighthouse Financial, Inc., 6.600% (C)	345,263	5,593,261
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (C)	39,475	907,925
F&G Annuities & Life, Inc., 7.300%	179,775	3,863,365
F&G Annuities & Life, Inc., 7.950% (C)	167,150	4,170,393
Lincoln National Corp., 9.000% (B)(C)	183,500	4,857,245
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (C)	167,725	4,261,892
RenaissanceRe Holdings, Ltd., 4.200% (C)	244,375	3,804,919
The Allstate Corp., 7.375% (C)	82,350	2,156,747
The Phoenix Companies, Inc., 7.450% (C)	574,500	10,312,275
Unum Group, 6.250% (C)	170,000	4,005,200
Information technology 2.1%		9,447,938
Software 2.1%
Oracle Corp., 6.500%	77,750	3,784,093
Strategy, Inc., 10.000%	73,700	5,663,845
Real estate 2.2%		9,948,787
Hotel and resort REITs 0.9%
Pebblebrook Hotel Trust, 6.375% (C)	214,400	4,285,856
Office REITs 0.5%
Vornado Realty Trust, 5.400%	126,931	2,233,986
Specialized REITs 0.8%
Public Storage, 4.625% (C)	185,750	3,428,945
Utilities 20.0%		90,326,864
Electric utilities 11.4%
Duke Energy Corp., 5.750% (B)(C)	294,775	7,369,375
NextEra Energy Capital Holdings, Inc., 6.500% (C)	199,450	5,105,920
NextEra Energy, Inc., 7.234% (C)	42,800	2,305,636
NextEra Energy, Inc., 7.375% (C)	68,711	3,608,702
PG&E Corp., 6.000% (C)	38,750	1,629,825
PPL Corp., 7.000% (C)	94,000	4,741,360
SCE Trust VI, 5.000%	155,550	2,793,678
SCE Trust VII, 7.500%	280,775	7,083,953
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
SCE Trust VIII, 6.950%	161,850	$3,873,071
The Southern Company, 4.950% (C)	120,400	2,404,388
The Southern Company, 6.500% (C)	73,400	1,871,700
The Southern Company, 7.125% (C)	91,800	4,776,354
Xcel Energy, Inc., 6.250% (C)	159,000	3,882,780
Multi-utilities 8.6%
Algonquin Power & Utilities Corp., 7.936% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (C)(D)	112,375	2,936,359
CMS Energy Corp., 5.625% (B)(C)	235,000	5,170,000
CMS Energy Corp., 5.875% (C)	139,475	3,182,820
CMS Energy Corp., 5.875% (B)(C)	372,250	8,610,143
DTE Energy Company, 6.250% (C)	242,500	6,004,300
DTE Energy Company, Series E, 5.250% (B)(C)	230,000	4,995,600
Sempra, 5.750% (C)	370,000	7,980,900

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 68.9% (42.8% of Total investments)				$311,402,448
(Cost $303,778,833)
Communication services 3.7%				16,671,331
Diversified telecommunication services 1.7%
TELUS Corp. (6.625% to 6-9-36, then 5 Year CMT + 2.515%)	6.625	06-09-56	3,690,000	3,669,690
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	3,825,000	3,956,305
Wireless telecommunication services 2.0%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%) (B)(C)	7.125	04-15-55	6,050,000	6,241,244
SoftBank Group Corp. (7.625% to 4-29-31, then 5 Year CMT + 4.320% to 4-29-46, then 5 Year CMT + 4.370% to 4-29-51, then 5 Year CMT + 5.070%)	7.625	04-29-61	775,000	714,920
SoftBank Group Corp. (8.250% to 10-29-35, then 5 Year CMT + 4.545% to 10-29-50, then 5 Year CMT + 4.595% to 10-29-55, then 5 Year CMT + 5.295%)	8.250	10-29-65	2,265,000	2,089,172
Consumer discretionary 0.4%				1,548,627
Broadline retail 0.4%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (F)(G)	8.125	12-15-29	1,516,000	1,548,627
Consumer staples 0.2%				872,951
Food products 0.2%
Land O’ Lakes, Inc. (C)(F)(G)	8.000	05-30-26	880,000	872,951
Energy 9.3%				42,215,354
Oil, gas and consumable fuels 9.3%
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(C)	8.500	01-15-84	6,325,000	7,204,875
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (G)	6.625	02-15-28	1,805,000	1,820,902
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	3,910,000	3,938,097
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(C)(G)	7.125	05-15-30	8,245,000	8,467,904
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%) (B)(C)	6.200	03-15-56	3,105,000	3,115,206
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	4,700,000	4,969,002
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (F)(G)	7.875	09-18-30	3,850,000	3,986,891
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (F)(G)	9.000	09-30-29	8,809,000	8,712,477
Financials 33.8%				152,819,029
Banks 20.0%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (G)	9.625	05-21-33	3,300,000	3,918,407
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(C)(G)	6.125	04-27-27	3,950,000	3,976,856
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (B)(C)(G)	6.250	07-26-30	1,775,000	1,793,941
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)(C)(G)	6.625	05-01-30	5,250,000	5,414,661
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (G)	9.625	12-15-29	1,775,000	1,980,829
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (F)(G)	6.875	12-15-33	2,333,000	2,317,193
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (F)(G)	7.200	04-17-36	2,350,000	$2,363,785
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%) (C)	6.500	07-28-86	3,090,000	3,080,451
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (G)	6.625	02-15-31	2,700,000	2,733,094
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (G)	6.875	08-15-30	3,725,000	3,782,000
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (G)	6.950	02-15-30	3,000,000	3,053,094
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)(C)(G)	7.375	05-15-28	6,000,000	6,164,520
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (G)	7.625	11-15-28	5,000,000	5,199,590
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(D)(G)	7.097	07-06-26	7,500,000	7,495,796
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(C)(G)	6.450	10-01-27	3,950,000	3,942,705
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)(C)(G)	7.250	07-01-29	5,190,000	5,236,203
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (G)	7.000	12-15-30	3,400,000	3,417,017
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (G)	6.250	10-15-30	2,750,000	2,753,946
JPMorgan Chase & Co. (6.100% to 7-1-31, then 5 Year CMT + 2.080%) (G)	6.100	07-01-31	3,600,000	3,600,000
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(C)(G)	6.875	06-01-29	4,895,000	5,099,293
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (F)(G)	7.125	07-15-35	3,150,000	3,117,575
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(C)(G)	6.200	09-15-27	4,794,000	4,825,885
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(C)(G)	7.625	09-15-28	4,762,000	5,000,190
Capital markets 5.9%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(C)(G)	6.700	03-15-29	4,816,000	4,962,719
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)(C)(G)	6.300	03-20-30	3,630,000	3,749,492
The Charles Schwab Corp. (6.100% to 6-1-31, then 5 Year CMT + 2.250%) (G)	6.100	06-01-31	2,905,000	2,906,288
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (G)	7.500	02-10-29	5,675,000	5,965,742
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (G)	7.500	05-10-29	3,831,000	4,003,713
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (C)(F)(G)	7.000	01-08-36	4,925,000	4,998,466
Consumer finance 0.5%
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (G)	7.100	08-15-31	2,400,000	2,398,111
Financial services 1.9%
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (G)	6.875	12-01-30	2,880,000	2,962,267
HA Sustainable Infrastructure Capital, Inc. (7.125% to 11-15-31, then 5 Year CMT + 3.478%)	7.125	11-15-56	2,430,000	2,453,036
Voya Financial, Inc. (G)	7.758	09-15-28	3,250,000	3,389,750
Insurance 5.5%
Allianz SE (6.500% to 4-30-35, then 5 Year CMT + 2.233%) (F)(G)	6.500	10-30-34	2,000,000	2,001,356
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%) (C)	7.000	12-01-55	4,050,000	3,957,777
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (F)	7.950	10-15-54	4,750,000	4,763,443
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	8,000,000	7,231,549
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (B)(C)(F)(G)	9.508	05-13-30	7,200,000	6,808,289
Real estate 0.6%				2,819,716
Residential REITs 0.6%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (F)(G)	9.500	03-30-30	2,770,000	2,819,716
Utilities 20.9%				94,455,440
Electric utilities 10.5%
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%) (C)	6.050	03-15-56	2,525,000	2,516,966
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%) (B)(C)	6.750	03-15-55	3,592,000	3,627,931
Emera US Finance LLC (6.850% to 10-1-36, then 5 Year CMT + 2.648%) (C)	6.850	10-01-56	3,160,000	3,169,452
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(C)	7.125	12-01-54	4,250,000	4,375,282
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (C)	7.625	12-15-54	3,280,000	3,395,789
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%) (B)(C)	6.350	08-15-56	2,275,000	2,273,981
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(F)(G)	10.250	03-15-28	7,240,000	7,864,823
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	2,650,000	2,649,469
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%) (B)(C)	7.375	03-15-55	2,400,000	2,468,537
Puget Energy, Inc. (7.000% to 9-15-31, then 5 Year CMT + 2.961%) (F)	7.000	09-15-56	4,150,000	4,155,196
Sierra Pacific Power Company (6.200% to 12-15-30, then 5 Year CMT + 2.549%) (B)(C)	6.200	12-15-55	1,600,000	1,573,519
The Southern Company (6.000% to 4-1-33, then 5 Year CMT + 1.993%) (C)	6.000	04-01-58	4,135,000	4,180,320
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
TXNM Energy, Inc. (7.000% to 7-31-31, then 5 Year CMT + 3.254%) (F)	7.000	07-31-56	5,000,000	$4,984,039
Gas utilities 3.3%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (F)	7.200	10-15-54	4,900,000	5,090,791
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%) (B)(C)	7.000	09-15-55	5,700,000	5,907,577
Spire, Inc. (6.450% to 6-1-36, then 5 Year CMT + 2.327%) (B)(C)	6.450	06-01-56	4,050,000	4,060,048
Independent power and renewable electricity producers 3.3%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	5,056,000	5,150,704
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(C)(F)(G)	8.875	01-15-29	8,982,000	9,655,614
Multi-utilities 3.8%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(C)	6.850	02-15-55	4,615,000	4,873,708
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (B)(C)	6.500	06-01-55	3,596,000	3,684,375
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%) (B)(C)	6.200	02-15-56	3,145,000	3,150,809
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(C)	6.400	10-01-54	2,725,000	2,746,048

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(C)	6.875	10-01-54	2,850,000	2,900,462
Capital preferred securities (H) 1.2% (0.7% of Total investments)				$5,304,578
(Cost $6,310,250)
Financials 1.2%				5,304,578
Insurance 1.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(C)(F)	7.875	12-15-37	4,860,000	5,304,578

U.S. Government and Agency obligations 0.5% (0.4% of Total investments)				$2,520,329
(Cost $2,468,000)
U.S. Government Agency 0.5%				2,520,329
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (C)(G)	7.000	09-15-30	2,468,000	2,520,329

	Yield (%)	Shares	Value
Short-term investments 1.2% (0.7% of Total investments)			$5,436,010
(Cost $5,436,182)
Short-term funds 1.2%			5,436,010
John Hancock Collateral Trust (I)	3.5556(J)	543,514	5,436,010

Total investments (Cost $748,617,618) 160.9%	$727,294,644
Other assets and liabilities, net (60.9%)	(275,215,317)
Total net assets 100.0%	$452,079,327

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is on loan as of 4-30-26, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $217,017,565.
(C)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-26 was $445,750,738.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $88,597,359 or 19.6% of the fund’s net assets as of 4-30-26.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-26.
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following country composition as a percentage of total investments on 4-30-26:
United States	89.4%
Canada	6.1%
France	1.1%
Bermuda	1.0%
Other countries	2.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	137,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(1,283,833)	$(1,283,833)
Centrally cleared	68,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	(568,900)	(568,900)
Centrally cleared	34,400,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(352,083)	(352,083)
								—	$(2,204,816)	$(2,204,816)

(a)	At 4-30-26, the overnight SOFR was 3.660%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$16,334,319	$16,334,319	—	—
Consumer discretionary	1,753,500	1,753,500	—	—
Energy	2,216,208	2,216,208	—	—
Financials	272,603,663	262,291,388	$10,312,275	—
Information technology	9,447,938	9,447,938	—	—
Real estate	9,948,787	9,948,787	—	—
Utilities	90,326,864	90,326,864	—	—
Corporate bonds	311,402,448	—	311,402,448	—
Capital preferred securities	5,304,578	—	5,304,578	—
U.S. Government and Agency obligations	2,520,329	—	2,520,329	—
Short-term investments	5,436,010	5,436,010	—	—
Total investments in securities	$727,294,644	$397,755,014	$329,539,630	—
Derivatives:
Liabilities
Swap contracts	$(2,204,816)	—	$(2,204,816)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	543,514	$2,783,688	$149,846,716	$(147,194,017)	$(215)	$(162)	$263,475	—	$5,436,010
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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